Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2023
Text block [abstract]
Summary of Commitments to Purchase Mineral Stream
Mineral Stream Interests
The following tabl
e
 summarizes the Company’s commitments to make
per-ounce
cash payments for gold, silver, palladium and platinum and per pound cash payments for cobalt to which it has the contractual right pursuant to the PMPAs:

	Attributable Payable Production to be Purchased										Per Unit of Measurement Cash Payment 1										Term of Agreement	Date of Original Contract
Mineral Stream Interests	Gold		Silver		Palladium		Cobalt		Platinum		Gold		Silver		Palladium		Cobalt		Platinum

Peñasquito	0%		25%		0%		0%		0%		n/a		$4.43		n/a		n/a		n/a		Life of Mine	24-Jul-07

Constancia	50%		100%		0%		0%		0%		$416	2	$6.14	2	n/a		n/a		n/a		Life of Mine	8-Aug-12

Salobo	75%		0%		0%		0%		0%		$420		n/a		n/a		n/a		n/a		Life of Mine	28-Feb-13

Sudbury	70%		0%		0%		0%		0%		$400		n/a		n/a		n/a		n/a		20 years	28-Feb-13

Antamina	0%		33.75%		0%		0%		0%		n/a		20%		n/a		n/a		n/a		Life of Mine	3-Nov-15

San Dimas	variable	3	0%	3	0%		0%		0%		$631		n/a		n/a		n/a		n/a		Life of Mine	10-May-18

Stillwater	100%		0%		4.5%	4	0%		0%		18%	5	n/a		18%	5	n/a		n/a		Life of Mine	16-Jul-18

Voisey’s Bay	0%		0%		0%		42.4%	6	0%		n/a		n/a		n/a		18%	7	n/a		Life of Mine	11-Jun-18

Marathon	100%	8	0%		0%		0%		22%	8	18%	5	n/a		n/a		n/a		18%	5	Life of Mine	26-Jan-22

Other

Los Filos	0%		100%		0%		0%		0%		n/a		$4.60		n/a		n/a		n/a		25 years	15-Oct-04

Zinkgruvan	0%		100%		0%		0%		0%		n/a		$4.60		n/a		n/a		n/a		Life of Mine	8-Dec-04

Stratoni	0%		100%		0%		0%		0%		n/a		$11.54		n/a		n/a		n/a		Life of Mine	23-Apr-07

Neves-Corvo	0%		100%		0%		0%		0%		n/a		$4.46		n/a		n/a		n/a		50 years	5-Jun-07

Aljustrel	0%		100%	9	0%		0%		0%		n/a		50%		n/a		n/a		n/a		50 years	5-Jun-07

Minto	100%	10	100%		0%		0%		0%		50%	11	$4.39		n/a		n/a		n/a		Life of Mine	20-Nov-08

Pascua-Lama	0%		25%		0%		0%		0%		n/a		$3.90		n/a		n/a		n/a		Life of Mine	8-Sep-09

Copper World	100%		100%		0%		0%		0%		$450		$3.90		n/a		n/a		n/a		Life of Mine	10-Feb-10

Loma de La Plata	0%		12.5%		0%		0%		0%		n/a		$4.00		n/a		n/a		n/a		Life of Mine	n/a 12

Marmato	10.5%	¹³	100%	13	0%		0%		0%		18%	14	18%	14	n/a		n/a		n/a		Life of Mine	5-Nov-20

Cozamin	0%		50%	15	0%		0%		0%		n/a		10%		n/a		n/a		n/a		Life of Mine	11-Dec-20

Santo Domingo	100%	16	0%		0%		0%		0%		18%	5	n/a		n/a		n/a		n/a		Life of Mine	24-Mar-21

Fenix	6%	17	0%		0%		0%		0%		18%	5	n/a		n/a		n/a		n/a		Life of Mine	15-Nov-21

Blackwater	8%	18	50%	18	0%		0%		0%		35%		18%	5	n/a		n/a		n/a		Life of Mine	13-Dec-21

Curipamba	50%	19	75%	19	0%		0%		0%		18%	5	18%	5	n/a		n/a		n/a		Life of Mine	17-Jan-22

Goose	2.78%	20	0%		0%		0%		0%		18%	5	n/a		n/a		n/a		n/a		Life of Mine	8-Feb-22

Cangrejos	6.6%	21	0%		0%		0%		0%		18%	5	n/a		n/a		n/a		n/a		Life of Mine	16-May-23

Early Deposit

Toroparu	10%		50%		0%		0%		0%		$400		$3.90		n/a		n/a		n/a		Life of Mine	11-Nov-13

Cotabambas	25%	22	100%	22	0%		0%		0%		$450		$5.90		n/a		n/a		n/a		Life of Mine	21-Mar-16

Kutcho	100%		100%		0%		0%		0%		20%		20%		n/a		n/a		n/a		Life of Mine	14-Dec-17

1)
The production payment is measured as either a fixed amount per unit of metal delivered, or as a percentage of the spot price of the underlying metal on the date of delivery. Contracts where the payment is a fixed amount per unit of metal delivered are subject to an annual inflationary increase, with the exception of Loma de La Plata and Sudbury. Additionally, should the prevailing market price for the applicable metal be lower than this fixed amount, the per unit cash payment will be reduced to the prevailing market price.

2)	Subject to an increase to $9.90 per ounce of silver and $550 per ounce of gold after the initial 40 -year term.
3)
Under the terms of the San Dimas PMPA, the Company is entitled to an amount equal to 25% of the payable gold production plus an additional amount of gold equal to 25% of the payable silver production converted to gold at a fixed gold to silver exchange ratio of
70
:1 from the San Dimas mine. If the average gold to silver price ratio decreases to less than 50:1 or increases to more than 90:1 for a period of 6 months or more, then the “70” shall be revised to “50” or “90”, as the case may be, until such time as the average gold to silver price ratio is between 50:1 to 90:1 for a period of 6 months or more in which event the “70” shall be reinstated. Currently, the fixed gold to silver exchange ratio is 70:1.

4)
The Company is committed to purchase 4.5% of Stillwater palladium production until 375,000 ounces are delivered to the Company, thereafter 2.25% of Stillwater palladium production until 550,000 ounces are delivered to the Company and 1% of Stillwater palladium production thereafter for the life of mine.

5)	To be increased to 22% once the market value of metal delivered to Wheaton, net of the per ounce cash payment, exceeds the initial upfront cash deposit.
6)	Once the Company has received 31 million pounds of cobalt, the Company’s attributable cobalt production will be reduced to 21.2%.
7)
To be increased to 22% once the market value of cobalt delivered to Wheaton, net of the per pound cash payment, exceeds the initial upfront cash deposit. Additionally, on each sale of cobalt, the Company is committed to pay a variable commission depending on the market price of cobalt.

8)	Once the Company has received 150,000 ounces of gold and 120,000 ounces of platinum under the Marathon PMPA, the attributable gold and platinum production will be reduced to 67% and 15%, respectively.
9)	Wheaton only has the rights to silver contained in concentrate containing less than 15% copper at the Aljustrel mine.
10)
The Company is committed to acquire 100% of the first 30,000 ounces of gold produced per annum and 50% thereafter. On May 13, 2023 Minto Metals Corp., announced the suspension of operations at the Minto mine.

11)
Prior to the announcement by Minto Metals Corp. of the suspension of operations at the Minto mine on May 13, 2023, the parties were in discussions in connection with a possible restructuring of the Minto PMPA. During that negotiation period, the cash payment per ounce of gold delivered was set at
 90%
of spot price. Following the May 13 announcement, and as negotiations were not successful, the price of deliveries of gold reverts to
50%
of spot price as set out in the existing Minto PMPA.

12)	Terms of the agreement not yet finalized.

13)
Once Wheaton has received 310,000 ounces of gold and 2.15 million ounces of silver under the Marmato PMPA the Company’s attributable gold and silver production will be reduced to 5.25% and 50%, respectively.

14)	To be increased to 22% of the spot price once the market value of gold and silver delivered to the Company, net of the per ounce cash payment, exceeds the initial upfront cash deposit.
15)	Once Wheaton has received 10 million ounces under the Cozamin PMPA, the Company’s attributable silver production will be reduced to 33% of silver production for the life of the mine.
16)	Once the Company has received 285,000 ounces of gold under the Santo Domingo PMPA, the Company’s attributable gold production will be reduced to 67%.
17)
Once the Company has received 90,000 ounces of gold under the Fenix PMPA, the Company attributable gold production will be reduced to 4% until 140,000 ounces have been delivered, after which the stream drops to 3.5%.

18)
Once the Company has received 464,000 ounces of gold under the amended Blackwater gold PMPA, the attributable gold production will be reduced to 4%. Once the Company has received 17.8 million ounces of silver under the Blackwater silver PMPA, the attributable silver production will be reduced to 33%.

19)
Once the Company has received 145,000 ounces of gold under the Curipamba PMPA, the attributable gold production will be reduced to 33%, and once the Company has received 4.6 million ounces of silver, the attributable silver production will be reduced to 50%.

20)
During
Q2-2023,
B2Gold completed its acquisition of all the issued and outstanding common shares of Sabina, and in conjunction with this acquisition B2Gold exercised the option to acquire 33% of the stream under the Goose PMPA in exchange for a cash payment in the amount of $46 million, resulting in a gain on partial disposal of the Goose PMPA in the amount of $5 million. In connection with the exercise of the option, once the Company has received 87,100 ounces of gold under the Goose PMPA, the Company’s attributable gold production will be 1.44%, and once the Company has received 134,000 ounces of gold under the agreement, the Company’s attributable gold production will be reduced to 1.0% for the life of mine.

21)	Once the Company has received 700,000 ounces of gold under the Cangrejos PMPA, the attributable gold production will be reduced to 4.4%,
22)
Once 90 million silver equivalent ounces attributable to Wheaton have been produced under the Cotabambas PMPA, the attributable production will decrease to 16.67% of gold production and 66.67% of silver production for the life of mine.

Summary of Other Contractual Obligations and Contingencies
Other Contractual Obligations and Contingencies

	Projected Payment Dates 1

(in thousands)	2023	2024 - 2025	2026 - 2027	After 2027	Total

Payments for mineral stream interests

Salobo 2	$552,000	$-	$-	$-	$552,000

Blackwater	135,750	-	-	-	135,750

Marathon	15,105	135,944	-	-	151,049

Cangrejos	21,000	15,000	252,000	-	288,000

Marmato	40,016	81,984	-	-	122,000

Santo Domingo	-	260,000	-	-	260,000

Copper World 3	-	231,150	-	-	231,150

Curipamba	100	250	162,000	-	162,350

Fenix Gold	-	-	-	25,000	25,000

Loma de La Plata	-	-	-	32,400	32,400

Payments for early deposit mineral stream interest

Cotabambas	250	-	-	126,000	126,250

Toroparu	-	138,000	-	-	138,000

Kutcho	-	29,000	29,000	-	58,000
Leases liabilities	444	1,550	1,317	5,316	8,627

Total contractual obligations	$764,665	$892,878	$444,317	$188,716	$2,290,576

1)	Projected payment date based on management estimate. Dates may be updated in the future as additional information is received.
2)
As more fully explained below, assuming the Salobo III expansion project results in throughput being expanded beyond 35 Mtpa by January 1, 2024, the Company would expect to pay an expansion payment of $552 million.

3)	Figure includes contingent transaction costs of $1 million.